Equity - Dividends	12 Months Ended
Dec. 31, 2025
Equity - Dividends [Abstract]
Equity - dividends	Note 23. Equity - dividends There were no dividends paid, recommended or declared during the years ended December 31, 2025, 2024 and 2023.